Investments - Long-term Investments - Additional information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 26, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Investments [Line Items]
Carrying amount of cost method investments		$ 1,130,000		¥ 1,740,000		¥ 7,300,000
Equity method investment, percentage of ownership		24.39%				24.39%
Gain on disposal of subsidiaries		$ 3,772,200	¥ 24,435,554	0	¥ 0
Carrying amount of equity method investments		4,410,000		869,150		¥ 28,540,000
Impairment charges on long-term investments		18,060	116,980	¥ 93,420	¥ 17,520
Qunar
Schedule of Investments [Line Items]
Gain on disposal of subsidiaries		3,770,000	¥ 24,420,000
Qunar | Class A Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged	178,702,519
Qunar | Class B Ordinary Shares
Schedule of Investments [Line Items]
Number of shares exchanged	11,450,000
Ctrip.com International, Ltd
Schedule of Investments [Line Items]
Number of shares newly-issued in exchange	11,488,381
Carrying amount of equity method investments		$ 4,115,956				¥ 26,662,337
Short-term Investments | Maximum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		1 year	1 year
Available-for-sale investments maturity		1 year	1 year
Other Long-term Investments | Maximum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		5 years	5 years
Available-for-sale investments maturity		5 years	5 years
Other Long-term Investments | Minimum
Schedule of Investments [Line Items]
Held-to-maturity debt investments maturity		1 year	1 year
Available-for-sale investments maturity		1 year	1 year